Earnings Per Share (Details) - Schedule of basic and diluted EPS (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted EPS [Abstract]
Weighted average number of shares – diluted	45,546,272	45,470,961	43,047,915
Diluted earnings per share (USD)	$ 1.74	$ 0.89	$ 0.59